        As filed with the Securities and Exchange Commission on or about
                                February 14, 2003

                                               File Nos. 811-4138 and 333-102568


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. 1                         [X]

                       Post-Effective Amendment No. __                       [ ]
                       (Check appropriate box or boxes)

                           Allmerica Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                               440 Lincoln Street
                         Worcester, Massachusetts 01653

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 855-1000

                                 George M. Boyd
            Allmerica Financial Investment Management Services, Inc.
                               440 Lincoln Street
                         Worcester, Massachusetts 01653
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on March 16, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended. This amendment is being filed for the sole purpose of delaying the effectiveness of the Registration Statement on N-14 filed by the Registrant with the Securities and Exchange Commission on January 17, 2003 (accession number 0000950109-03-000165) (the "Original Registration Statement"). Parts A, B and C of the Original Registration Statement, together with all appendices and exhibits, are incorporated herein by reference in their entirety to the Original Registration Statement.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered ......  Shares of common stock, no par value, of the Select Growth Fund,
                                             the Select International Equity
                                             Fund, the Equity Index Fund and the
                                             Select Investment Grade Income
                                             Fund, each a Series of the
                                             Registrant

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 13th day of February, 2003.

                                              ALLMERICA INVESTMENT TRUST

                                              By:    /s/  JOHN P. KAVANAUGH
                                                  -----------------------------
                                                  John P. Kavanaugh, President

   Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          Signature                      Title                  Date
          ---------                      -----                  ----

   /S/  JOHN P. KAVANAUGH      President (Chief Executive February 13, 2003
-----------------------          Officer), Chairman of
      John P. Kavanaugh          the Board and Trustee

      /S/  PAUL T. KANE        Treasurer (Principal       February 13, 2003
-----------------------          Accounting Officer,
        Paul T. Kane             Principal Financial
                                 Officer)

              *                Trustee                    February 13, 2003
-----------------------
      P. Kevin Condron

              *                Trustee                    February 13, 2003
-----------------------
      Joceyln S. Davis

              *                Trustee                    February 13, 2003
-----------------------
     Cynthia A. Hargadon

              *                Trustee                    February 13, 2003
-----------------------
    T. Britton Harris, IV

              *                Trustee                    February 13, 2003
-----------------------
        Gordon Holmes

          Signature             Title        Date
          ---------             -----        ----

              *                Trustee February 13, 2003
-----------------------
         Mark A. Hug

              *                Trustee February 13, 2003
-----------------------
        Attiat F. Ott

              *                Trustee February 13, 2003
-----------------------
       Ranne P. Warner

*By: /s/ John P. Kavanaugh, as
-----------------------
Attorney-in-fact pursuant to
   Power of Attorney filed
         previously

                                      C-6